                  HARTFORD LEADERS ELITE PLUS (SERIES I AND IR)
                             SEPARATE ACCOUNT SEVEN
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-91927



          SUPPLEMENT DATED MAY 20, 2005 TO THE STATEMENT OF ADDITIONAL
                         INFORMATION DATED MAY 6, 2005

    SUPPLEMENT DATED MAY 20, 2005 TO YOUR STATEMENT OF ADDITIONAL INFORMATION


Effective July 1, 2005, AIM V.I. Dent Demographic Trends Fund will change its name to AIM V.I. Demographic Trends Fund. All references in your prospectus to AIM V.I. Dent Demographic Trends Fund will be replaced with AIM V.I. Demographic Trends Fund.


      THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL
                       INFORMATION FOR FUTURE REFERENCE.

HV - 5186